FINANCIAL RISK MANAGEMENT - Summary of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity	$ 371,814	$ 340,989	$ 241,706
Credit facility	12,500	32,000
Cash and cash equivalents	17,059	7,760	4,828
Investments (Note 7)	2,689	18,238
Common shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments (Note 7)	2,678	18,190
Revolving Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	12,500	32,000	$ 69,000
Capital Risk Management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity	371,800	341,000
Capital Risk Management | Revolving Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	12,500	32,000
Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in net (loss) income due to reasonably possible increase (decrease) in designated risk component	200
Increase (decrease) in other comprehensive (loss) income due to reasonably possible increase (decrease) in designated risk component	$ 300
Currency Risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Currency Risk | Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Liquidity Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 17,100	7,800
Working capital	33,300	35,100
Liquidity Risk | Revolving Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Remaining borrowing capacity	147,500
Other Risks | Common shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments (Note 7)	$ 2,700	$ 18,200
Equity Price Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in other comprehensive (loss) income due to reasonably possible increase (decrease) in designated risk component	$ 300